Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2019-3

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,179,898,057.79
2.	Collections allocable to Principal		$36,174,249.12
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$2,086,766.02
5.	Pool Balance on the close of the last day of the related Collection Period		$1,141,637,042.65
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		74,086
7.	Initial Pool Balance		$1,503,759,540.65
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$414,797,998.43	$382,696,427.01
	c. Class A-2b Floating Rate Note Balance	$79,588,780.74	$73,429,337.02
	d. Class A-3 Note Balance	$486,100,000.00	$486,100,000.00
	e. Class A-4 Note Balance	$97,900,000.00	$97,900,000.00
	f. Class B Note Balance	$40,600,000.00	$40,600,000.00
	g. Class C Note Balance	$32,340,000.00	$32,340,000.00
	h. Class D Note Balance	$24,060,000.00	$24,060,000.00
	i. Note Balance (sum a - h)	$1,175,386,779.17	$1,137,125,764.03
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.9363386	0.8638746
	c. Class A-2b Floating Rate Note Pool Factor	0.9363386	0.8638746
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.7835912	0.7580838
10.	Overcollateralization Target Amount		$4,511,278.62
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$4,511,278.62
12.	Weighted Average Coupon		8.70%
13.	Weighted Average Original Term	months	66.55
14.	Weighted Average Remaining Term	months	54.53
15.	1-Month LIBOR for the interest period ending 4/14/2020		0.70463%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2020		0.95463%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$8,014,675.27
	b. Liquidation Proceeds allocable to Finance Charge		$177.33
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$8,014,852.60
18.	Principal:
	a. Collections allocable to Principal		$36,174,249.12
	b. Liquidation Proceeds allocable to Principal		$957,278.32
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$37,131,527.44
19.	Total Finance Charge and Principal Collections (17d + 18d)		$45,146,380.04
20.	Interest Income from Collection Account		$24,761.33
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$45,171,141.37

Available Funds
23.	Available Collections	$45,171,141.37
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$45,171,141.37
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$983,248.38
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$983,248.38
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$763,919.65
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$763,919.65
	i. Class A-2b Monthly Interest	$63,314.86
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$63,314.86
	m. Class A-3 Monthly Interest	$883,081.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	883,081.67
	q. Class A-4 Monthly Interest	$187,641.67
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$187,641.67
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$84,583.33
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$84,583.33
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$70,070.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$70,070.00
34.	Tertiary Principal Distributable Amount	$9,689,736.52
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$57,142.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

d. Total Class D Note Interest (sum a - c)	$57,142.50

36.	Quaternary Principal Distributable Amount	$24,060,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$36,842,738.58
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$4,511,278.62
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$8,014,852.60
	b. Total Daily Deposits of Principal Collections	$37,131,527.44
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$24,761.33
	e. Total Deposits to Collection Account (sum a - d)	$45,171,141.37
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$983,248.38
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$40,370,768.82
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,817,124.17
	f. Total Withdrawals from Collection Account (sum a - e)	$45,171,141.37
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$763,919.65
	c. Class A-2b Interest Distribution	$63,314.86
	d. Class A-3 Interest Distribution	$883,081.67
	e. Class A-4 Interest Distribution	$187,641.67
	f. Class B Interest Distribution	$84,583.33
	g. Class C Interest Distribution	$70,070.00
	h. Class D Interest Distribution	$57,142.50
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$32,101,571.42
	k. Class A-2b Principal Distribution	$6,159,443.72
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$40,370,768.82
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$32,865,491.07
	c. Class A-2b Distribution	$6,222,758.58
	d. Class A-3 Distribution	$883,081.67
	e. Class A-4 Distribution	$187,641.67
	f. Class B Distribution	$84,583.33
	g. Class C Distribution	$70,070.00
	h. Class D Distribution	$57,142.50
	i. Total Withdrawals from Note Payment Account (sum a - h)	$40,370,768.82

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,817,124.17
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,817,124.17
Required Reserve Account Amount
49.	Required Reserve Account Amount (0.25% of Initial Pool Balance)	$3,759,398.85
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,759,398.85
51.	Investment Earnings	$2,135.32
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,761,534.17
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$2,135.32
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,759,398.85
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$983,248.38
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$40,370,768.82
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,817,124.17
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$2,135.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$32,865,491.07
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$6,222,758.58
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$883,081.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$187,641.67
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$84,583.33
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$70,070.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$57,142.50
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,817,124.17

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,287	$21,447,045.43
	b. 61 to 90 days past due	468	$8,215,412.02
	c. 91 to 120 days past due	131	$1,995,785.60
	d. 121 or more days past due	3	$56,233.85
	e. Total Past Due (sum a - d)	1,889	$31,714,476.90
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		2.7780%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	131	$2,086,766.02
77.	Recoveries	140	$957,455.65
78.	Net Losses (Ln 76 - Ln 77)		$1,129,310.37
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0957%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	677	$11,060,513.54
81.	Recoveries	454	$4,255,273.06
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$6,805,240.48
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.4525%
84.	Average Net Loss on Defaulted Receivables		$10,052.05

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$39,411,976.67
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,179,898,057.79
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		3.34%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer